INVESTMENT IN PC GOLD INC (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENT IN PC GOLD INC
Schedule Of Investment In PC Gold Inc

	December 31, 2024	December 31, 2023
Balance, beginning of period	$21,527	$21,572
Equity income/(loss)	-	(45)
Balance, end of period	$21,527	$21,527